COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		12 Months Ended
	Aug. 16, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
COMMITMENTS AND CONTINGENCIES
Operating lease expense		$ 515,010	$ 400,151	$ 219,536
Subsequent Events
COMMITMENTS AND CONTINGENCIES
Operating lease expense	$ 175,662
Lease term (in years)	3 years